11 ACQUISITION OF HIP DIGITAL MEDIA: Schedule of Measurement Period Adjustments to Statement of Operations (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Measurement Period Adjustments to Statement of Operations
Purchase price allocation	Preliminary	Adjustments	Final

Amortization of intangibles	$237,312	$494,666	$731,978